Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Licenses
Balance, beginning of period	$ 1,470,769	$ 1,452,101
Acquisitions	122,690	4,406	[1]
Transferred to Assets held for sale	(140,599)
Exchanges		11,842
Other	3,934	2,420
Balance, end of period	1,456,794	1,470,769
Goodwill
Assigned value at time of acquisition	494,737	494,737
Balance, beginning of period	494,737
Transferred to Assets held for sale	(72,994)
Balance, end of period	$ 421,743	$ 494,737

[1]	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.